LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings [Member]	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)
Interest Expense, Long-term Debt	¥ 318,735	$ 50,104	¥ 355,908
Guaranteed or collateralized	¥ 0			¥ 0